Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash	$ 198,133	$ 55,901	$ 7,479
Restricted cash	1,305,000	0	0
Accounts receivable, net	22,147	83,097	191,601
Prepaid expenses	37,814	53,278	55,024
Inventories	222,437	254,443	265,959
Total Current Assets	1,785,531	446,719	520,063
PROPERTY AND EQUIPMENT, NET	34,296	35,101	54,511
OTHER ASSETS
Security deposits	52,418	14,958	21,919
Goodwill	549,368	549,368	429,225
Intangible assets, net	5,579,653	5,300,859	1,055,372
TOTAL ASSETS	8,001,266	6,347,005	2,081,090
CURRENT LIABILITIES
Accounts payable and accrued expenses	1,084,928	691,365	362,160
Deferred revenue and customer deposits	7,754	24,079	25,224
Accrued interest payable	77,125	79,113	52,568
Short-term loans payable	71,156	230,351	0
Derivative liabilities - embedded conversion feature	1,409,664	301,779	0
Derivative liabilities - warrants	181,098	432,793	0
Contingent consideration	336,813	0	0
Current portion of note payable and non-convertible debentures, net of debt discount of $3,750, $0, and $55,982 respectively	333,750	73,200	314,018
Line of credit convertible debenture and non-convertible debenture – related parties, net of debt discount of $5,445 and $17,720, respectively	309,747	391,472	0
Current portion of convertible debentures, net of debt discount of $0 and $1,050,041, respectively	0	407,459	0
Total Current Liabilities	3,812,035	2,631,611	753,970
NON-CURRENT LIABILITIES
Accrued compensation - less current portion	906,928	906,928	906,928
Note payable and non-convertible debentures, net of current portion and debt discount of $2,343, $0, and $67,726 respectively	230,697	0	24,274
Line of credit convertible debenture and non-convertible debentures - related parties, net of current portion	0	25,000	497,586
Contingent consideration - less current portion	3,229,804	3,229,804	324,379
Total Non-Current Liabilities	4,367,429	4,161,732	1,753,167
TOTAL LIABILITIES	8,179,464	6,793,343	2,507,137
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT
Common stock: 150,000,000 shares authorized, at $0.001 par value, 87,176,763, 47,141,230 and 27,112,263 shares issued and outstanding at June 30, 2016, December 31, 2015, and December 31, 2014 respectively	87,177	47,141	27,113
Additional paid-in capital	$ 20,611,715	$ 14,941,116	$ 10,778,807
Common stock subscribed but unissued	472,814	0	0
Accumulated deficit	$ (21,349,904)	$ (15,434,595)	$ (11,231,967)
Total Stockholders' Deficit	(178,198)	(446,338)	(426,047)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 8,001,266	$ 6,347,005	$ 2,081,090